Income Taxes - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income taxes paid (refund) [abstract]
Decrease for current tax expenses of prior periods	¥ 4,952	¥ 17,529	¥ 11,315
Decrease for deferred tax expense relating to origination and reversal of temporary differences	¥ 32,290	¥ 54,974	¥ 11,914
Takeda’s domestic (Japanese) statutory tax rate	30.60%	30.60%	30.60%
Tax contingencies	¥ (83,784)	¥ 13,991	¥ 58,540
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax assets have not been recognised	65,232	515,052
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	¥ 532,960	¥ 416,417